BORROWINGS FROM RELATED PARTIES (Details Narrative) $ in Thousands, ₪ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2022 USD ($)	Aug. 31, 2022 ILS (₪)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ILS (₪) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Jun. 30, 2024 shares	Sep. 19, 2023 USD ($) shares	Mar. 07, 2023 shares	Jan. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Cash advances and loans from related parties						$ 513	₪ 2.0
Borrowings, interest rate			4.00%	4.00%
Bonus payments	$ 710	₪ 2.5
Carrying amount of liability | $					$ 87
Number of shares issued | shares			1,237,751	1,237,751				36,341		1,000,000	864,000
Loan agreement [member]
IfrsStatementLineItems [Line Items]
Debt conversion amount | $									$ 657
Loan agreements [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares									487,281
Lender two [member]
IfrsStatementLineItems [Line Items]
Bonus payments			$ 965	₪ 3.0